                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-6108

                          INVESTORS MUNICIPAL CASH FUND
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        3/31

Date of reporting period:       09/30/2005

ITEM 1.  REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS

Investors
Municipal
Cash Fund

September 30, 2005

Tax-Exempt New York
Money Market Fund

Investors Pennsylvania
Municipal Cash Fund

Investors Florida
Municipal Cash Fund

Investors New Jersey
Municipal Cash Fund

Investors Michigan
Municipal Cash Fund

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended September 30, 2005.

The tables illustrate each Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

We understand that, due to a mailing oversight, certain shareholders may not have received the Funds' semiannual report for the period ended September 30, 2004. If you did not receive your copy of that report and would like to have one for your records, please contact us at 800-537-3177. We apologize for any inconvenience this may have caused.

Expenses and Value of a $1,000 Investment for the six months ended September 30, 2005
Actual Fund Return	New York	Pennsylvania	Florida	New Jersey	Michigan
Beginning Account Value 4/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/05	$ 1,007.70	$ 1,007.90	$ 1,007.80	$ 1,007.60	$ 1,007.90
Expenses Paid per $1,000*	$ 5.03	$ 4.93	$ 5.03	$ 4.98	$ 4.93
Hypothetical 5% Fund Return	New York	Pennsylvania	Florida	New Jersey	Michigan
Beginning Account Value 4/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/05	$ 1,020.05	$ 1,020.16	$ 1,020.05	$ 1,020.10	$ 1,020.16
Expenses Paid per $1,000*	$ 5.06	$ 4.96	$ 5.06	$ 5.01	$ 4.96

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios
Tax-Exempt New York Money Market Fund	1.00%
Investors Pennsylvania Municipal Cash Fund	.98%
Investors Florida Municipal Cash Fund	1.00%
Investors New Jersey Municipal Cash Fund	.99%
Investors Michigan Municipal Cash Fund	.98%

For more information, please refer to the Funds' prospectus.

Portfolio Summary

Tax-Exempt New York Money Market Fund

Asset Allocation	9/30/05	3/31/05

Municipal Investments
Municipal Variable Rate Demand Notes	78%	97%
Municipal Bonds and Notes	22%	3%
Weighted Average Maturity	9/30/05	3/31/05
Tax-Exempt New York Money Market Fund	36 days	7 days
State Specific Retail New York Money Fund Average*	26 days	23 days

Investors Pennsylvania Municipal Cash Fund

Asset Allocation	9/30/05	3/31/05

Municipal Investments
Municipal Variable Rate Demand Notes	100%	100%
Weighted Average Maturity	9/30/05	3/31/05
Investors Pennsylvania Municipal Cash Fund	12 days	18 days
State Specific Retail Pennsylvania Money Fund Average*	22 days	22 days

Investors Florida Municipal Cash Fund

Asset Allocation	9/30/05	3/31/05

Municipal Investments
Municipal Variable Rate Demand Notes	71%	100%
Municipal Bonds and Notes	29%	0%
Weighted Average Maturity	9/30/05	3/31/05
Investors Florida Municipal Cash Fund	42 days	11 days
State Specific Retail Florida Money Fund Average*	25 days	22 days

Investors New Jersey Municipal Cash Fund

Asset Allocation	9/30/05	3/31/05

Municipal Investments
Municipal Variable Rate Demand Notes	84%	88%
Municipal Bonds and Notes	16%	12%
Weighted Average Maturity	9/30/05	3/31/05
Investors New Jersey Municipal Cash Fund	30 days	5 days
State Specific Retail New Jersey Money Fund Average*	32 days	27 days

Investors Michigan Municipal Cash Fund

Asset Allocation	9/30/05	3/31/05

Municipal Investments
Municipal Variable Rate Demand Notes	92%	96%
Municipal Bonds and Notes	8%	4%
Weighted Average Maturity	9/30/05	3/31/05
Investors Michigan Municipal Cash Fund	8 days	8 days
State Specific Retail Michigan Money Fund Average*	21 days	22 days

* The Funds are compared to their respective iMoneyNet category: State Specific Retail Money Fund Average consists of only retail state tax-free and municipal money funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months and less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings. The category consists of all funds in the National Tax-Free Retail and State Specific Retail categories.

Asset allocation is subject to change. For more complete details about the Funds' holdings, see pages 6-16. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th day of the following month.

Portfolio of Investments as of September 30, 2005 (Unaudited)

Tax-Exempt New York Money Market Fund	Principal Amount ($)	Value ($)

Municipal Investments 99.1%
New York 89.7%
Albany, NY, Industrial Development Agency, Davies Office Refurbishing, AMT, 2.84%*, 2/1/2017, HSBC Bank USA (a)	390,000	390,000
Hempstead, NY, Industrial Development Agency, Trigen-Nassua Energy, AMT, 2.81%*, 9/15/2015, Societe Generale (a)	1,300,000	1,300,000
Islip, NY, Union Free School District 002, Tax Anticipation Notes, 3.5%, 6/29/2006	1,750,000	1,760,119
Long Island, NY, Power Authority, Electric System Revenue, Series 3A, 2.74%*, 5/1/2033, JPMorgan Chase Bank (a)	200,000	200,000
Nassau, NY, Health Care Corp. Revenue, Series 2004-C1, 2.72%*, 8/1/2029 (b)	100,000	100,000
New York, General Obligation, 2.63%, 11/9/2005	700,000	700,000
New York, Metropolitan Transportation Authority Revenue:
144A, 2.6%, 11/1/2005	1,000,000	1,000,000
Series 848-D, 144A, 2.76%*, 11/15/2021 (b)	300,000	300,000
Series B-16, 2.76%*, 11/15/2027	1,000,000	1,000,000
Series 1040, 144A, 2.78%*, 11/15/2020 (b)	200,000	200,000
New York, State Dormitory Authority Revenue:
Series 1997, 2.58%, 10/3/2005	500,000	500,000
Series B09, 144A, 2.76%*, 3/15/2023 (b)	350,000	350,000
Series A-09, 144A, 2.78%*, 5/15/2031 (b)	1,000,000	1,000,000
New York, State Dormitory Authority Revenue, Cornell University:
Series A, 2.74%*, 7/1/2029	800,000	800,000
Series B, 2.79%*, 7/1/2025	550,000	550,000
New York, State Dormitory Authority Revenue, Mental Health Services, Series D-2A, 2.75%*, 2/15/2031 (b)	300,000	300,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, North Shore, LI Jewish, Series A, 2.73%*, 11/1/2034, Citibank NA (a)	2,000,000	2,000,000
New York, State General Obligation:
Series A-3, 2.74%*, 8/1/2031, BNP Paribas (a)	400,000	400,000
Series B, 2.9%*, 3/15/2030, Dexia Credit Local FRNC (a)	400,000	400,000
New York, State Housing Finance Agency Revenue:
Series A, AMT, 2.8%*, 5/1/2029	300,000	300,000
Series E-39, AMT, 2.81%*, 11/15/2031	2,200,000	2,200,000
New York, State Housing Finance Agency Revenue, 521 West 42nd St. Apartments, AMT, Series A, 2.72%*, 11/1/2034, KeyBank NA (a)	1,574,000	1,574,000
New York, State Housing Finance Agency Revenue, Multi-Family Housing, Series A, AMT, 2.77%*, 11/1/2028 (b)	2,000,000	2,000,000
New York, State Medical Care Facilities Finance Agency Revenue, Prerefunded, Second Mortgage, Series A, 6.0%, 11/15/2010	1,285,000	1,315,868
New York, State Power Authority:
2.6%, 10/7/2005	1,000,000	1,000,000
2.6%, 10/12/2005	2,000,000	2,000,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 2.78%*, 3/15/2025 (b)	2,195,000	2,195,000
New York, Tobacco Settlement Financing Corp., Series R-6500, 144A, 2.79%*, 6/1/2021 (b)	400,000	400,000
New York, Triborough Bridge & Tunnel Authority Revenue, Series B-2, 2.75%*, 1/1/2032	2,000,000	2,000,000
New York, Triborough Bridge & Tunnel Authority, Special Obligation, Series A, 2.76%*, 1/1/2031 (b)	160,000	160,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Allen Stevenson School, 2.8%*, 12/1/2034, Allied Irish Bank PLC (a)	3,200,000	3,200,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series PT-2114, 144A, 2.78%*, 12/15/2011	260,000	260,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1, 2.74%*, 11/1/2022	250,000	250,000
New York City, NY, Transitional Finance Authority, Star Certificate, Series 2003-7, 144A, 2.78%*, 2/1/2029	1,500,000	1,500,000
New York, NY, General Obligation:
Series E, 2.76%*, 8/1/2034, Bank of America NA (a)	500,000	500,000
Series 1010, 144A, 2.78%*, 8/1/2013 (b)	1,500,000	1,500,000
Series II R-4066, 144A, 2.78%*, 11/1/2015 (b)	1,000,000	1,000,000
Niagara County, NY, Industrial Development Agency, Civic Facility Revenue, NYSARC, Inc. Opportunities Unlimited, Series A, 2.82%*, 9/1/2021, KeyBank NA (a)	480,000	480,000
Oneida Indian Nation, NY, Revenue Bond, 2.72%*, 10/1/2032, Bank of America NA (a)	455,000	455,000
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 2.82%*, 11/1/2025, HSBC Bank PLC (a)	300,000	300,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 2.8%*, 3/1/2025, Wilber National Bank (a)	375,000	375,000
Sachem, NY, Holbrook Central School District, Tax Anticipation Notes, 3.75%, 6/22/2006	1,500,000	1,511,306
Schoharie County, NY, Industrial Development Agency, Civic Facility Revenue, Bassett Hospital Project, Series A, 2.82%*, 2/1/2021, KeyBank NA (a)	365,000	365,000
Yates County, NY, Industrial Development Agency, Civic Facililty Revenue, Series B, 2.77%*, 9/1/2015, KeyBank NA (a)	670,000	670,000
		40,761,293
Puerto Rico 9.4%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 2.74%*, 10/1/2008	3,100,000	3,100,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 2.73%*, 7/1/2020 (b)	800,000	800,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 2.79%*, 12/1/2030	400,000	400,000
		4,300,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 45,061,293)+	99.1	45,061,293
Other Assets and Liabilities, Net	0.9	400,507
Net Assets	100.0	45,461,800

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2005.

+ The cost for federal income tax purposes was $45,061,293.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	7.6%
FGIC	Financial Guaranty Insurance Company	1.9%
FSA	Financial Security Assurance	11.0%
MBIA	Municipal Bond Investors Assurance	2.5%

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest maturity date.

Portfolio of Investments as of September 30, 2005 (Unaudited)

Investors Pennsylvania Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 99.5%
Pennsylvania 82.6%
Allegheny County, PA, Hospital Development Authority Revenue, Health Care Dialysis Clinic, 2.75%*, 12/1/2019, Bank of America NA (a)	150,000	150,000
Chester County, PA, Industrial Development Authority Revenue, Bentley Graphic, Inc. Project, AMT, 2.95%*, 12/1/2020, First Tennessee Bank (a)	305,000	305,000
Dallastown, PA, State General Obligation, Area School District, 2.8%*, 2/1/2018 (b)	125,000	125,000
Dauphin County, PA, General Authority Revenue, Education & Health Loan Program, 2.8%*, 11/1/2017 (b)	120,000	120,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 2.75%*, 8/1/2016, National Australia Bank (a)	160,000	160,000
Erie County, PA, Industrial Development, Snap-Tite Inc. Project, AMT, 2.91%*, 2/1/2018, National City Bank (a)	320,000	320,000
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese, 2.75%*, 6/1/2033, Allied Irish Bank PLC (a)	150,000	150,000
Lehigh County, PA, Industrial Development Authority, Pollution Control Revenue, 2.65%*, 6/1/2014, Rabobank Nederland (a)	130,000	130,000
Lehigh County, PA, Industrial Development Authority, Pollution Control Revenue, Allegheny Electric Cooperative, 2.65%*, 10/1/2014, Rabobank Nederland (a)	115,000	115,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Amtrak Project, Series B, AMT, 2.84%*, 11/1/2041, Morgan Guaranty Trust (a)	120,000	120,000
Pennsylvania, Economic Development Financing Authority, Solid Waste Disposal Revenue, Series MT-047, AMT, 144A, 2.81%*, 11/1/2021	125,000	125,000
Pennsylvania, State General Obligation, Series A-15, 144A, 2.77%*, 1/1/2017 (b)	100,000	100,000
Pennsylvania, State Higher Educational Assistance Agency, Student Loan Revenue, Series A, AMT, 2.81%*, 3/1/2027 (b)	125,000	125,000
Pennsylvania, State Higher Educational Facilities Authority Hospital Revenue, Series MT-042, 144A, 2.81%*, 1/1/2024	115,000	115,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, University Properties, Student Housing, Series A, 2.77%*, 8/1/2035, Citizens Bank of PA (a)	250,000	250,000
Pennsylvania, State School District Revenue Lease, Public School Building Authority, Series A42, 144A, 2.85%*, 6/1/2028 (b)	100,000	100,000
Somerset County, PA, Industrial Development Authority, AMT, 2.86%*, 3/2/2015, National City Bank of PA (a)	50,000	50,000
		2,560,000
Delaware 3.2%
Delaware, University of Delaware Revenue, Series B, 2.82%*, 11/1/2034	100,000	100,000
Florida 3.2%
Florida, Higher Educational Facilities, Financing Authority Revenue, St. Thomas University Project, 2.74%*, 1/1/2019, SunTrust Bank (a)	100,000	100,000
New York 4.0%
New York City, NY Transitional Finance Authority Revenue, Future Tax Secured, Series C, 2.79%*, 5/1/2028	125,000	125,000
Puerto Rico 5.7%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 2.74%*, 10/1/2008	125,000	125,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 2.73%*, 7/1/2020 (b)	50,000	50,000
		175,000
West Virginia 0.8%
Randolph County, WV, Industrial Development Revenue, Allegheny Wood Products Project, AMT, 2.93%*, 12/1/2007, Bank One West Virginia (a)	25,000	25,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 3,085,000)+	99.5	3,085,000
Other Assets and Liabilities, Net	0.5	16,664
Net Assets	100.0	3,101,664

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2005.

+ Cost for federal income tax purposes was $3,085,000.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	7.9%
FGIC	Financial Guaranty Insurance Company	4.1%
FSA	Financial Security Assurance	3.2%
MBIA	Municipal Bond Investors Assurance	4.9%

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Portfolio of Investments as of September 30, 2005 (Unaudited)

Investors Florida Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 96.6%
Florida 88.5%
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series PT-703, 144A, 2.77%*, 9/1/2026	550,000	550,000
Collier County, FL, Health Facilities, 2.5%, 10/4/2005	1,000,000	1,000,000
Collier County, FL, School Board Certificates of Participation, Series MT-147, 144A, 2.78%*, 2/15/2021 (a)	895,000	895,000
Dade County, FL, Industrial Development Authority Revenue, Spectrum Programs, Inc. Project, 2.8%*, 10/1/2016, Bank of America NA (b)	250,000	250,000
Florida, Capital Projects Finance Authority, Continuing Care Retirement, Glenridge on Palmer Ranch, Series C, 2.8%*, 6/1/2012, Bank of Scotland (b)	300,000	300,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 2.83%*, 8/1/2034, Bank One NA (b)	620,000	620,000
Florida, Higher Educational Facilities Financing Authority Revenue, St. Thomas University Project, 2.82%*, 1/1/2019, SunTrust Bank (b)	200,000	200,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 2.75%*, 10/15/2032	770,000	770,000
Florida, Ocean Highway & Port Authority Revenue, AMT, 2.83%*, 12/1/2020, Wachovia Bank NA (b)	260,000	260,000
Florida, State Board of Public Education, Series I, 5.0%, 6/1/2006	750,000	760,505
Florida, State Board of Public Education, Capital Outlay 2002, Series E, 3.0%, 6/1/2006	1,200,000	1,203,120
Florida, State Department of Environmental Protection Preservation Revenue, Series RR-II-R-3043, 144A, 2.79%*, 7/1/2023 (a)	500,000	500,000
Florida, State Division Board Finance Dept., General Services Revenue, Department of Environmental & Preservation 2000, Series A, 6.0%, 7/1/2006 (a)	800,000	818,341
Florida, State Turnpike Authority Revenue, Series 1074, 144A, 2.79%*, 7/1/2011 (a)	500,000	500,000
Florida, Sunshine State Governmental Financing Commission Revenue, Lehman Convention 3/1/2000, 2.79%*, 7/1/2016 (a)	130,000	130,000
Florida, Transportation/Tolls Revenue, Turnpike Authority, Series R-4041, 144A, 2.79%*, 7/1/2020 (a)	300,000	300,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems, Series B, 2.75%*, 11/15/2009, SunTrust Bank (b)	490,000	490,000
Hillsborough County, FL, Aviation Authority Revenue, Series 1060, AMT, 144A, 2.82%*, 10/1/2018 (a)	300,000	300,000
Hillsborough County, FL, Industrial Development Authority Revenue, Seaboard Tampa, AMT, 3.0%*, 12/1/2016, First Union National Bank (b)	675,000	675,000
Jacksonville, FL, Economic Development Community Health Care Facilities Revenue, 2.82%*, 10/1/2015, SunTrust Bank (b)	265,000	265,000
Jacksonville, FL, Electric Authority Revenue, 2.68%, 11/9/2005	500,000	500,000
Jacksonville, FL, General Obligation, 2.6%, 11/4/2005	550,000	550,000
Jacksonville, FL, Industrial Development Revenue, Airport Hotel Project, 2.75%*, 7/1/2013, Northern Trust Co. (b)	800,000	800,000
Lee County, FL, Airport Revenue, AMT, Series 811-X, 144A, 2.83%*, 10/1/2029 (a)	500,000	500,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Refunding & Improvement Hope Hospice Project, 2.82%*, 10/1/2023, SunTrust Bank (b)	45,000	45,000
Miami-Dade County, FL, General Obligation, 2.6%, 10/14/2005	1,000,000	1,000,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 2.8%*, 9/1/2029, Bank of America NA (b)	200,000	200,000
Miami-Dade County, FL, School Board Certificates of Partnership, Series R-4022, 144A, 2.79%*, 8/1/2021 (a)	895,000	895,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Project, 2.8%*, 11/1/2028, Bank of America NA (b)	140,000	140,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Falcon Trace Apartments Project, Series D, AMT, 2.77%*, 10/1/2032	400,000	400,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Smokewood/Sun, Series A, 2.75%*, 12/1/2022	300,000	300,000
Orlando, FL, Utilities Commission Water & Electric Revenue, Series A, 2.76%*, 10/1/2017	600,000	600,000
Palm Beach County, FL, Health Facilities Authority, Health Facilities Revenue, Bethesda Healthcare System Project, 2.82%*, 12/1/2031, SunTrust Bank (b)	275,000	275,000
Reedy Creek, FL, Improvement District Florida Utilities Revenue, Series 986, 144A, 2.78%*, 10/1/2012 (a)	500,000	500,000
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, 2.8%*, 12/1/2023, Bank of America NA (b)	200,000	200,000
Sarasota County, FL, Utility System Revenue, Series 852, 144A, 2.79%*, 4/1/2013 (a)	150,000	150,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 2.77%*, 11/1/2034, Allied Irish Bank PLC (b)	850,000	850,000
		18,691,966
Kentucky 0.7%
Shelby County, KY, Lease Revenue, Series A, 2.81%*, 9/1/2034, US Bank NA (b)	150,000	150,000
Michigan 2.1%
Michigan, State Hospital Finance Authority Revenue, Crittenton Hospital Medical Center, Series B, 2.84%*, 3/1/2014, Comerica Bank (b)	450,000	450,000
New Jersey 1.1%
New Jersey, Economic Development Authority, Water Facilities Revenue, United Water New Jersey Project, Series C, AMT, 3.0%*, 11/1/2025 (a)	235,000	235,000
Puerto Rico 4.2%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 2.74%*, 10/1/2008	875,000	875,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 20,401,966)+	96.6	20,401,966
Other Assets and Liabilities, Net	3.4	724,045
Net Assets	100.0	21,126,011

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2005.

+ The cost for federal income tax purposes was $20,401,966.

(a) Bond is insured by one of these companies:

Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	7.2%
FGIC	Financial Guaranty Insurance Company	5.1%
FSA	Financial Security Assurance	9.3%
MBIA	Municipal Bond Investors Assurance	6.5%

(b) Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2005 (Unaudited)

Investors New Jersey Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 99.5%
New Jersey 76.0%
Middlesex County, NJ, General Obligation, Series B, 4.125%, 6/15/2006	180,000	181,648
New Jersey, Economic Development Authority Revenue:
2.45%, 11/9/2005	680,000	680,000
Series 1149, 144A, 2.77%*, 12/15/2019 (b)	450,000	450,000
Series RR-II-R-331, 144A, 2.78%*, 12/15/2015 (b)	400,000	400,000
New Jersey, Economic Development Authority Revenue, First Mortgage Lions Gate Project, Series C, 2.72%*, 1/1/2020, Citizens Bank of PA (a)	425,000	425,000
New Jersey, Economic Development Authority, Special Facility Revenue, Port Newark Container LLC, AMT, 2.77%*, 7/1/2030, Citibank NA (a)	450,000	450,000
New Jersey, Economic Development Authority, Thermal Energy Facilities Revenue, Marina Energy LLC, AMT, Series A, 2.77%*, 9/1/2031, Wachovia Bank NA (a)	450,000	450,000
New Jersey, Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing, Series D, 2.74%*, 7/1/2035, Chase Manhattan Bank (a)	350,000	350,000
New Jersey, State Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/23/2006	600,000	605,148
New Jersey, State Transportation Corp. Certificates, Series PA-785, 144A, 2.78%*, 9/15/2015 (b)	350,000	350,000
New Jersey, State Transportation Trust Fund Authority:
Series PA-802, 144A, 2.78%*, 12/15/2009 (b)	300,000	300,000
Series PT-2488, 144A, 2.78%*, 12/15/2017 (b)	100,000	100,000
New Jersey, State Turnpike Authority Revenue:
Series A10, 144A, 2.76%*, 1/1/2016 (b)	300,000	300,000
Series K, 144A, 2.78%*, 12/31/2012 (b)	600,000	600,000
Salem County, NJ, Improvement Authority Revenue, Friends Home Woodstown, Inc., 2.72%*, 4/1/2034, Fleet National Bank (a)	470,000	470,000
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont de Nemours and Co., 2.6%*, 3/1/2012	900,000	900,000
		7,011,796
Kentucky 1.6%
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 2.88%*, 7/1/2019, Bank One Kentucky NA (a)	145,000	145,000
Ohio 2.6%
Lorain, OH, Port Authority Revenue, Port Development, Spitzer Project, AMT, 2.93%*, 12/1/2019, National City Bank (a)	240,000	240,000
Pennsylvania 2.2%
Delaware River, PA, Port Authority of Pennsylvania & New Jersey Revenue, Series B-04, 144A, 2.76%*, 1/1/2026 (b)	200,000	200,000
Puerto Rico 10.6%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 2.74%*, 10/1/2008	175,000	175,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 2.73%*, 7/1/2020 (b)	400,000	400,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 2.79%*, 12/1/2030	400,000	400,000
		975,000
Texas 2.2%
Waco, TX, Industrial Development Corp., Economic Development Revenue, Patriot Homes of Texas Project, AMT, 2.93%*, 6/1/2014, U.S. Bank NA (a)	200,000	200,000
Wyoming 4.3%
Platte County, WY, Pollution Control Revenue, Series B, 2.95%*, 7/1/2014, National Rural Utility Finance (a)	400,000	400,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 9,171,796)+	99.5	9,171,796
Other Assets and Liabilities, Net	0.5	50,515
Net Assets	100.0	9,222,311

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2005.

+ Cost for federal income tax purposes was $9,171,796.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	9.8%
FGIC	Financial Guaranty Insurance Company	6.5%
FSA	Financial Security Assurance, Inc.	9.8%
MBIA	Municipal Bond Investors Assurance	7.6%

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of September 30, 2005 (Unaudited)

Investors Michigan Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 99.5%
Michigan 81.0%
Comstock Park, MI, Public Schools, Series R-2178, 144A, 2.79%*, 5/1/2025 (b)	400,000	400,000
Detroit, MI, City School District, Series PT-1844, 144A, 2.78%*, 5/1/2011 (b)	230,000	230,000
Detroit, MI, Sewer Disposal Revenue, Series E, 2.55%*, 7/1/2031 (b)	200,000	200,000
Detroit, MI, Water Supply Systems, Series B-24, 2.77%*, 7/1/2026 (b)	100,000	100,000
Fremont, MI, Hospital Finance Authority, 2.78%*, 6/1/2020, Old Kent Bank (a)	40,000	40,000
Garden City, MI, Hospital Revenue, Series A, 2.78%*, 9/1/2026, First of America Bank (a)	135,000	135,000
Georgetown Township, MI, Economic Development Corp., Limited Obligation Revenue, Sunset Manor Inc. Project, 2.75%*, 11/1/2019, LaSalle Bank NA (a)	200,000	200,000
Jackson County, MI, Economic Development Corp. Revenue, Spring Arbor College Project, 2.82%*, 12/1/2020, Comerica Bank (a)	135,000	135,000
Michigan, Housing Development Authority, Multi-Family Revenue, Courtyards of Taylor, Series A, 2.75%*, 8/15/2032	100,000	100,000
Michigan, Municipal Bond Authority Revenue, Local Government Loan Program, Series A, 3.0%, 11/1/2005 (b)	100,000	100,018
Michigan, Municipal Securities Trust Certificates, Series 9054, 144A, 2.81%*, 4/20/2011	245,000	245,000
Michigan, State Hospital Finance Authority Revenue, Covenant Retirement, Series A, 2.75%*, 12/1/2029, LaSalle Bank NA (a)	30,000	30,000
Michigan, State Hospital Finance Authority Revenue, Hospital Equipment Loan Program, Series A, 2.78%*, 12/1/2023, National City Bank (a)	100,000	100,000
Michigan, State Housing Development Authority, Series A, AMT, 2.84%*, 6/1/2020 (b)	100,000	100,000
Michigan, State Housing Development Authority, Multi-Family Revenue, River Place Apartments, AMT, 2.79%*, Bank of New York, 6/1/2018 (a)	200,000	200,000
Michigan, State University Revenues:
2.6%, 11/8/2005	300,000	300,000
2.75%*, 2/15/2034	200,000	200,000
Michigan, Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 2.91%*, 10/1/2015, Comerica Bank (a)	200,000	200,000
Michigan, Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC, AMT, 2.93%*, 2/1/2020, JPMorgan Chase Bank (a)	160,000	160,000
Michigan, Strategic Fund, Limited Obligation Revenue, Merchants LLC Project, AMT, 2.86%*, 3/1/2030, National City Bank (a)	175,000	175,000
Michigan, University of Michigan Hospital Revenue, Series A, 2.75%*, 12/1/2027	260,000	260,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Acme Manufacturing Co. Project, AMT, 2.91%*, 11/1/2023, JPMorgan Chase Bank (a)	75,000	75,000
Sterling Heights, MI, Economic Development Corp., Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 2.93%*, 2/1/2016, JPMorgan Chase Bank (a)	280,000	280,000
		3,965,018
Kentucky 2.0%
Breckinridge County, KY, Lease Program Revenue, Kentucky Association of Counties Leasing Trust, Series A, 2.81%*, 2/1/2032, US Bank NA (a)	50,000	50,000
Shelby County, KY, Lease Revenue, Series A, 2.81%*, 9/1/2034, US Bank NA (a)	50,000	50,000
		100,000
North Carolina 4.1%
Moore County, NC, Industrial Facilities & Pollution Control Finance Authority Revenue, Klaussner Industries Project, AMT, 2.85%*, 5/1/2010, Wachovia Bank NA (a)	200,000	200,000
Oklahoma 0.8%
Tulsa County, OK, Industrial Authority Revenue, First Mortgage, Series A, 2.83%*, 7/1/2032, BNP Paribas (a)	40,000	40,000
Puerto Rico 11.6%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 2.74%*, 10/1/2008	320,000	320,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 2.73%*, 7/1/2020 (b)	250,000	250,000
		570,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 4,875,018)+	99.5	4,875,018
Other Assets and Liabilities, Net	0.5	23,859
Net Assets	100.0	4,898,877

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2005.

+ The cost for federal income tax purposes was $4,875,018.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	2.1%
FGIC	Financial Guaranty Insurance Company	8.8%
FSA	Financial Security Assurance	8.2%
MBIA	Municipal Bond Investors Assurance	9.2%

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of September 30, 2005 (Unaudited)
Assets	New York	Pennsylvania	Florida	New Jersey	Michigan
Investments in securities, at amortized cost	$ 45,061,293	$ 3,085,000	$ 20,401,966	$ 9,171,796	$ 4,875,018
Cash	230,848	—	—	18,456	11,948
Receivable for investments sold	—	35,076	730,000	—	—
Interest receivable	227,873	11,574	111,352	42,891	27,139
Receivable for Fund shares sold	3,418	—	1,000	6,546	—
Due from Advisor	1,606	4,778	—	4,929	2,348
Other Assets	11,741	10,466	10,969	13,006	8,275
Total assets	45,536,779	3,146,894	21,255,287	9,257,624	4,924,728
Liabilities
Due to custodian bank	—	11,160	85,001	—	—
Dividends payable	2,144	157	1,019	441	242
Accrued management fee	12,626	—	4,928	—	—
Other accrued expenses and payables	60,209	33,913	38,328	34,872	25,609
Total liabilities	74,979	45,230	129,276	35,313	25,851
Net assets, at value	45,461,800	3,101,664	21,126,011	9,222,311	4,898,877
Net Assets
Net assets consist of: Undistributed net investment income	12,023	1	274	275	98
Accumulated net realized gain (loss)	(5,099)	(1,147)	(1,738)	(7,644)	91
Paid-in capital	45,454,876	3,102,810	21,127,475	9,229,680	4,898,688
Net assets, at value	$ 45,461,800	$ 3,101,664	$ 21,126,011	$ 9,222,311	$ 4,898,877
Shares outstanding	45,454,764	3,101,170	21,125,816	9,223,549	4,898,783
Net asset value, offering and redemption price per share (net asset value ÷ outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended September 30, 2005 (Unaudited)
Investment Income	New York	Pennsylvania	Florida	New Jersey	Michigan
Income: Interest	$ 403,670	$ 42,071	$ 220,964	$ 123,168	$ 59,941
Expenses: Management fee	35,968	3,687	19,399	11,094	5,128
Services to shareholders	18,258	2,380	7,883	4,615	3,740
Custodian fees	2,855	1,862	2,258	2,602	1,998
Distribution service fees	81,746	8,380	44,088	25,215	8,157
Auditing	17,058	17,180	17,478	16,917	16,937
Legal	5,534	14,415	14,012	12,056	7,125
Trustees' fees and expenses	5,995	4,245	6,488	4,730	3,128
Reports to shareholders	5,030	3,811	2,619	2,439	1,838
Registration fees	8,754	8,089	6,047	7,748	8,802
Other	3,534	1,180	1,085	973	1,040
Total expenses, before expense reductions	184,732	65,229	121,357	88,389	57,893
Expense reductions	(20,900)	(48,879)	(33,579)	(38,367)	(34,994)
Total expenses, after expense reductions	163,832	16,350	87,778	50,022	22,899
Net investment income	239,838	25,721	133,186	73,146	37,042
Net gain (loss) on investment transactions	6,512	98	464	602	98
Net increase (decrease) in net assets resulting from operations	$ 246,350	$ 25,819	$ 133,650	$ 73,748	$ 37,140

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	New York		Pennsylvania		Florida
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Operations: Net investment income	$ 239,838	$ 78,109	$ 25,721	$ 26,279	$ 133,186	$ 57,641
Net realized gain (loss) on investment transactions	6,512	(11,381)	98	(1,245)	464	(2,140)
Net increase from payments by affiliates	—	—	—	1,707	—	2,140
Net increase (decrease) in net assets resulting from operations	246,350	66,728	25,819	26,741	133,650	57,641
Distributions to shareholders from net investment income	(239,841)	(82,066)	(26,245)	(26,358)	(133,184)	(57,303)
Fund share transactions: Proceeds from shares sold	87,394,237	123,269,303	5,379,824	39,333,558	41,043,191	82,736,276
Reinvestment of distributions	238,020	69,875	26,221	24,040	132,458	49,945
Cost of shares redeemed	(52,364,043)	(160,378,666)	(6,217,851)	(46,869,851)	(28,408,433)	(102,532,138)
Net increase (decrease) in net assets from Fund share transactions	35,268,214	(37,039,488)	(811,806)	(7,512,253)	12,767,216	(19,745,917)
Increase (decrease) in net assets	35,274,723	(37,054,826)	(812,232)	(7,511,870)	12,767,682	(19,745,579)
Net assets at beginning of period	10,187,077	47,241,903	3,913,896	11,425,766	8,358,329	28,103,908
Net assets at end of period	45,461,800	$ 10,187,077	3,101,664	$ 3,913,896	21,126,011	$ 8,358,329
Undistributed net investment income	$ 12,023	$ 12,026	$ 1	$ 525	$ 274	$ 272
Other Information
Shares outstanding at beginning of period	10,186,550	47,226,038	3,912,976	11,425,229	8,358,600	28,104,517
Shares sold	87,394,237	123,269,303	5,379,824	39,333,558	41,043,191	82,736,276
Shares issued to shareholders in reinvestment of distributions	238,020	69,875	26,221	24,040	132,458	49,945
Shares redeemed	(52,364,043)	(160,378,666)	(6,217,851)	(46,869,851)	(28,408,433)	(102,532,138)
Net increase (decrease) in Fund shares	35,268,214	(37,039,488)	(811,806)	(7,512,253)	12,767,216	(19,745,917)
Shares outstanding at end of period	45,454,764	10,186,550	3,101,170	3,912,976	21,125,816	8,358,600

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	New Jersey		Michigan
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Operations: Net investment income	$ 73,146	$ 42,166	$ 37,042	$ 23,481
Net realized gain (loss) on investment transactions	602	(7,890)	98	—
Net increase from payments by affiliates	—	7,890	—	—
Net increase (decrease) in net assets resulting from operations	73,748	42,166	37,140	23,481
Distributions to shareholders from net investment income	(73,129)	(43,852)	(37,043)	(26,752)
Fund share transactions: Proceeds from shares sold	27,558,684	98,128,246	7,559,978	35,636,190
Reinvestment of distributions	72,852	38,629	36,982	26,538
Cost of shares redeemed	(23,276,512)	(112,826,923)	(7,832,792)	(33,717,956)
Net increase (decrease) in net assets from Fund share transactions	4,355,024	(14,660,048)	(235,832)	1,944,772
Increase (decrease) in net assets	4,355,643	(14,661,734)	(235,735)	1,941,501
Net assets at beginning of period	4,866,668	19,528,402	5,134,612	3,193,111
Net assets at end of period	$ 9,222,311	$ 4,866,668	$ 4,898,877	$ 5,134,612
Undistributed net investment income	$ 275	$ 258	$ 98	$ 99
Other Information
Shares outstanding at beginning of period	4,868,525	19,528,573	5,134,615	3,189,843
Shares sold	27,558,684	98,128,246	7,559,978	35,636,190
Shares issued to shareholders in reinvestment of distributions	72,852	38,629	36,982	26,538
Shares redeemed	(23,276,512)	(112,826,923)	(7,832,792)	(33,717,956)
Net increase (decrease) in Fund shares	4,355,024	(14,660,048)	(235,832)	1,944,772
Shares outstanding at end of period	9,223,549	4,868,525	4,898,783	5,134,615

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt New York Money Market Fund

Years Ended March 31,	2005[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.008	.004	.002	.004	.01	.03
Less distributions from net investment income	(.008)	(.004)	(.002)	(.004)	(.01)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.77**	.42	.17	.42	1.24	3.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	45	10	47	49	164	175
Ratio of expenses before expense reductions (%)	1.13*	1.19	.89	.95	1.04	1.18[c]
Ratio of expenses after expense reductions (%)	1.00*	1.00	.86	.95	.94	.87[c]
Ratio of net investment income (%)	1.47*	.25[f]	.17	.41	1.23	3.10

Investors Pennsylvania Municipal Cash Fund

Years Ended March 31,	2005[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.008	.005	.001	.004	.01	.03
Less distributions from net investment income	(.008)	(.005)	(.001)	(.004)	(.01)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.79**	.45[e]	.11	.39	1.33	3.15
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	4	11	7	29	25
Ratio of expenses before expense reductions (%)	3.89*	1.91	1.80	1.28	1.09	1.36[d]
Ratio of expenses after expense reductions (%)	.98*	.99	.95	1.00	.95	.96[d]
Ratio of net investment income (%)	1.53*	.27[f]	.10	.44	1.27	3.07

a For the six months ended September 30, 2005 (Unaudited).

b Total returns would have been lower had certain expenses not been reduced.

c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.14% and .86%, respectively.

d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.28% and .93%, respectively.

e Total return for the year ended March 31, 2005 includes the effect of a voluntary capital contribution from the Advisor. Without this contribution the total return would have been lower.

f Due to the timing of subscriptions and redemptions, the amount shown does not correspond to the total return during the year.

* Annualized ** Not annualized

Investors Florida Municipal Cash Fund

Years Ended March 31,	2005[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.008	.005	.001	.004	.01	.03
Less distributions from net investment income	(.008)	(.005)	(.001)	(.004)	(.01)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.78**	.47[e]	.11	.37	1.36	3.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	8	28	20	57	57
Ratio of expenses before expense reductions (%)	1.38*	1.36	1.35	1.11	1.08	1.26[c]
Ratio of expenses after expense reductions (%)	1.00*	1.00	.95	.99	.95	.96[c]
Ratio of net investment income (%)	1.51*	.33[f]	.11	.40	1.34	3.06

Investors New Jersey Municipal Cash Fund

Years Ended March 31,	2005[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.008	.004	.001	.003	.01	.03
Less distributions from net investment income	(.008)	(.004)	(.001)	(.003)	(.01)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.76**	.39[e]	.09	.30	1.12	2.89
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	5	20	30	70	77
Ratio of expenses before expense reductions (%)	1.75*	1.45	1.21	1.13	1.00	1.14[d]
Ratio of expenses after expense reductions (%)	.99*	1.00	.92	.99	.95	.95[d]
Ratio of net investment income (%)	1.45*	.25[f]	.09	.30	1.15	2.80

a For the six months ended September 30, 2005 (Unaudited).

b Total returns would have been lower had certain expenses not been reduced.

c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.20% and .94%, respectively.

d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.10% and .94%, respectively.

e Total return for the year ended March 31, 2005 includes the effect of a voluntary capital contribution from the Advisor. Without this contribution the total return would have been lower.

f Due to the timing of subscriptions and redemptions, the amount shown does not correspond to the total return during the year.

* Annualized ** Not annualized

Investors Michigan Municipal Cash Fund

Years Ended March 31,	2005[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.008	.007	.002	.006	.01	.03
Less distributions from net investment income	(.008)	(.007)	(.002)	(.006)	(.01)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.79**	.67	.23	.56	1.50	3.36
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	5	3	8	37	29
Ratio of expenses before expense reductions (%)	2.48*	2.92	2.23	1.01	.91	1.16[c]
Ratio of expenses after expense reductions (%)	.98*	.94	.85	.83	.75	.78[c]
Ratio of net investment income (%)	1.59*	.60	.30	.62	1.44	3.28

a For the six months ended September 30, 2005 (Unaudited).

b Total returns would have been lower had certain expenses not been reduced.

c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.07% and .75%, respectively.

* Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Investors Municipal Cash Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company organized as a Massachusetts business trust. The Trust offers five series of shares — Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund (the "Funds").

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization to maturity of any discount or premium.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based on net assets.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Funds pay a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500,000,000 of the combined average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended September 30, 2005, the fees pursuant to the Management Agreement were equivalent to an annualized effective rate of each Fund's average daily net assets as follows:

Fund	Total Aggregated ($)	Waived ($)	Annualized Effective Rate (%)
Tax-Exempt New York Money Market Fund	35,968	—	.22
Investors Pennsylvania Municipal Cash Fund	3,687	3,687.00
Investors Florida Municipal Cash Fund	19,399	—	.22
Investors New Jersey Municipal Cash Fund	11,094	8,848.04
Investors Michigan Municipal Cash Fund	5,128	5,128.00

The Advisor and certain of its subsidiaries have voluntarily maintained the annualized expenses of the Funds as follows:

Fund	Expense Limit*
Tax-Exempt New York Money Market Fund	1.00%
Investors Pennsylvania Municipal Cash Fund	1.00%
Investors Florida Municipal Cash Fund	1.00%
Investors New Jersey Municipal Cash Fund	1.00%
Investors Michigan Municipal Cash Fund	1.00%

* Certain expenses, such as reorganization, taxes, brokerage, interest expense and extraordinary expenses are excluded from the expense limitation.

Under this arrangement, the Advisor waived its entire management fee and reimbursed the Investors Pennsylvania Municipal Cash Fund and the Investors Michigan Municipal Cash Fund $34,445 and $18,555, respectively, for certain expenses for the six months ended September 30, 2005.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. SISC compensates DST out of the shareholder servicing fee it receives from the Funds.

For the six months ended September 30, 2005, SISC received shareholder servicing fees as follows:

Fund	Total Aggregated	Waived ($)
Tax-Exempt New York Money Market Fund	14,850	14,850
Investors Pennsylvania Municipal Cash Fund	1,933	1,933
Investors Florida Municipal Cash Fund	5,887	5,887
Investors New Jersey Municipal Cash Fund	3,879	3,879
Investors Michigan Municipal Cash Fund	2,729	2,729

Distribution Service Agreement. Each Fund has a shareholder services and distribution agreement with Scudder Distributors, Inc. ("SDI"). For its services as primary distributor, each Fund pays SDI an annual fee of 0.50% of average daily net assets, except for the Investors Michigan Municipal Cash Fund, which pays an annual fee of 0.35% of average daily net assets pursuant to separate Rule 12b-1 plans for each Fund. The amount charged to each Fund by SDI, for the six months ended September 30, 2005, was as follows:

Fund	Total Aggregated ($)	Waived ($)	Unpaid at September 30, 2005	Annualized Effective Rate (%)
Tax-Exempt New York Money Market Fund	81,746	5,587	22,550.47
Investors Pennsylvania Municipal Cash Fund	8,380	8,380	—	.00
Investors Florida Municipal Cash Fund	44,088	27,265	8,905.19
Investors New Jersey Municipal Cash Fund	25,215	25,215	—	.00
Investors Michigan Municipal Cash Fund	8,157	8,157	—	.00

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders.

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and regulatory filing services to the Funds. For the six months ended September 30, 2005, the amount charged to the Funds by DeIM included in the reports to shareholders were as follows:

Fund	Total Aggregated ($)	Unpaid at September 30, 2005 ($)
Tax-Exempt New York Money Market Fund	2,292	912
Investors Pennsylvania Municipal Cash Fund	2,292	912
Investors Florida Municipal Cash Fund	2,292	912
Investors New Jersey Municipal Cash Fund	2,292	912
Investors Michigan Municipal Cash Fund	2,292	912

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Reductions

For the six months ended September 30, 2005, the Advisor agreed to reimburse each Fund a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider as follows:

Fund	Amount ($)
Tax-Exempt New York Money Market Fund	408
Investors Pennsylvania Municipal Cash Fund	408
Investors Florida Municipal Cash Fund	408
Investors New Jersey Municipal Cash Fund	408
Investors Michigan Municipal Cash Fund	408

In addition, each Fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses. During the six months ended September 30, 2005, the Funds' custodian fees were reduced as follows:

Fund	Custodian Fee ($)
Tax-Exempt New York Money Market Fund	55
Investors Pennsylvania Municipal Cash Fund	26
Investors Florida Municipal Cash Fund	19
Investors New Jersey Municipal Cash Fund	17
Investors Michigan Municipal Cash Fund	17

4. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

5. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. The funds' advisors have been cooperating in connection with these inquiries and are in discussions with these regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Based on currently available information, however, the funds' investment advisors believe the likelihood that the pending lawsuits and any regulatory settlements will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Management Agreement Approval

TAX-EXEMPT NEW YORK MONEY MARKET FUND

Board Considerations in Connection with the Annual Review of the Investment Management Agreement

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2005. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. The Board also received extensive information throughout the year regarding performance and operating results of the Fund. After their review of the information received, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund, or approved the investment management agreement for the Fund, knowing that the Advisor managed the Fund and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered Deutsche Bank's commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Fund with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Fund's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer group performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Fund's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Fund's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Fund's management fee rate, operating expenses and total expense ratio, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. ("Lipper"). For purposes of this comparison, the Board relied on historical data compiled by Lipper for the peer funds and the Advisor's estimate of current expenses for the Fund. The information provided to the Board showed that the Fund's management fee rate was below the median of the peer group and that the Fund's total expense ratio was in the fourth quartile of the peer universe. The Board examined the total expense ratio less 12b-1 plan expenses and noted that the expense ratio less 12b-1 plan expenses was below the fourth quartile. The Board also considered the Fund's management fee rate as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds. With respect to other comparable Scudder Funds, the Board considered differences in fund and fee structures among the various legacy organizations.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that although the Fund's total expense ratio was above the median of the peer universe, such ratio was within an acceptable range of the peer universe and consistent with reasonable expectations in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the Scudder Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Fund. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. The Board noted that, based on the information provided, the Advisor operated the Fund at a loss.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Fund. The Board noted that the management fee schedule included four breakpoints, designed to share economies of scale with the shareholders. The Board concluded that the management fee schedule reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including fees received by the Advisor for administrative services provided to the Fund and fees received by an affiliate of the Advisor for distribution services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding ongoing inquiries of the Advisor regarding market timing, late trading and other matters by federal and state regulators and private lawsuits on related topics. Among other matters, the Board considered the Advisor's commitment to indemnify the Scudder Funds against regulatory actions or lawsuits arising from such inquiries. The Board also considered management's representation that such actions will not materially impact the Advisor's ability to perform under the Agreement or materially impact the Fund.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND

Board Considerations in Connection with the Annual Review of the Investment Management Agreement

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2005. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. The Board also received extensive information throughout the year regarding performance and operating results of the Fund. After their review of the information received, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund, or approved the investment management agreement for the Fund, knowing that the Advisor managed the Fund and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered Deutsche Bank's commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Fund with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Fund's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer group performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Fund's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory. The Board noted the relative underperformance of the Fund on a gross basis, and took into account the factors contributing to such performance (including, in particular, the small size of the Fund) and steps being taken by the Advisor to improve performance.

Fees and Expenses. The Board considered the Fund's management fee rate, operating expenses and total expense ratio, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. ("Lipper"). For purposes of this comparison, the Board relied on historical data compiled by Lipper for the peer funds and the Advisor's estimate of current expenses for the Fund (including the effect of the Fund's then-current expense cap). The information provided to the Board showed that the Fund's management fees were below the median of the peer group and that the Fund's total expense ratio was in the fourth quartile of the peer universe. The Board examined the total expense ratio less 12b-1 plan expenses and noted that the expense ratio less 12b-1 plan expenses remained in the fourth quartile. The Board also considered the Fund's management fee rates as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds. With respect to other comparable Scudder Funds, the Board considered differences in fund and fee structures among the various legacy organizations. The Board took into account the Advisor's commitment to cap total expenses through July 31, 2006.

In light of the fourth quartile ranking of expenses, the Board recommended that total expenses (less 12b-1 plan expenses) be capped at a level within the third quartile. On the basis of the information provided, the Board concluded that management fees, coupled with the Advisor's agreement to cap expenses as recommended, were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that, although the Portfolio's total expense ratio was above the median of the peer universe, such ratio (after the recommended expense cap) was within an acceptable range of the peer universe and consistent with reasonable expectations in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the Scudder Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Fund. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. The Board noted that, based on the information provided, the Advisor operated the Fund at a loss.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Fund. The Board noted that the management fee schedule included four breakpoints, designed to share economies of scale with the shareholders. The Board concluded that the management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including fees received by the Advisor for administrative services provided to the Fund and fees received by an affiliate of the Advisor for distribution services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding ongoing inquiries of the Advisor regarding market timing, late trading and other matters by federal and state regulators and private lawsuits on related topics. Among other matters, the Board considered the Advisor's commitment to indemnify the Scudder Funds against regulatory actions or lawsuits arising from such inquiries. The Board also considered management's representation that such actions will not materially impact the Advisor's ability to perform under the Agreement or materially impact the Fund.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

INVESTORS FLORIDA MUNICIPAL CASH FUND

Board Considerations in Connection with the Annual Review of the Investment Management Agreement

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2005. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. The Board also received extensive information throughout the year regarding performance and operating results of the Fund. After their review of the information received, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund, or approved the investment management agreement for the Fund, knowing that the Advisor managed the Fund and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered Deutsche Bank's commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Fund with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Fund's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer group performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Fund's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Fund's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Fund's management fee rate, operating expenses and total expense ratio, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. ("Lipper"). For purposes of this comparison, the Board relied on historical data compiled by Lipper for the peer funds and the Advisor's estimate of current expenses for the Fund (including the effect of the Portfolio's then-current voluntary expense cap). The information provided to the Board showed that the Fund's management fee rate was below the median of the peer group and that the Fund's total expense ratio was in the fourth quartile of the peer universe. The Board examined the total expense ratio less 12b-1 plan expenses and noted that the expense ratio less 12b-1 plan expenses remained in the fourth quartile. The Board also considered the Fund's management fee rates as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds. With respect to other comparable Scudder Funds, the Board considered differences in fund and fee structures among the various legacy organizations.

In light of the fourth quartile ranking of expenses, the Board recommended that total expenses (less 12b-1 plan expenses) be capped at a level within the third quartile. On the basis of the information provided, the Board concluded that management fees, coupled with the Advisor's agreement to cap expenses as recommended, were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that, although the Portfolio's total expense ratio was above the median of the peer universe, such ratio (after the recommended expense cap) was within an acceptable range of the peer universe and consistent with reasonable expectations in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the Scudder Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Fund. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. The Board noted that, based on the information provided, the Advisor operated the Fund at a loss.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Fund. The Board noted that the management fee schedule included four breakpoints, designed to share economies of scale with the shareholders. The Board concluded that the management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including fees received by the Advisor for administrative services provided to the Fund and fees received by an affiliate of the Advisor for distribution services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding ongoing inquiries of the Advisor regarding market timing, late trading and other matters by federal and state regulators and private lawsuits on related topics. Among other matters, the Board considered the Advisor's commitment to indemnify the Scudder Funds against regulatory actions or lawsuits arising from such inquiries. The Board also considered management's representation that such actions will not materially impact the Advisor's ability to perform under the Agreement or materially impact the Fund.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

INVESTORS NEW JERSEY MUNICIPAL CASH FUND

Board Considerations in Connection with the Annual Review of the Investment Management Agreement

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2005. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. The Board also received extensive information throughout the year regarding performance and operating results of the Fund. After their review of the information received, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund, or approved the investment management agreement for the Fund, knowing that the Advisor managed the Fund and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered Deutsche Bank's commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Fund with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Fund's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer group performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Fund's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory. The Board noted the relative underperformance of the Fund on a gross basis, and took into account the factors contributing to such performance (including, in particular, the small size of the Fund) and steps being taken by the Advisor to improve performance.

Fees and Expenses. The Board considered the Fund's management fee rate, operating expenses and total expense ratio, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. ("Lipper"). For purposes of this comparison, the Board relied on historical data compiled by Lipper for the peer funds and the Advisor's estimate of current expenses for the Fund (including the effect of the Portfolio's then-current voluntary expense cap). The information provided to the Board showed that the Fund's management fee rate was below the median of the peer group and that the Fund's total expense ratio was in the fourth quartile of the peer universe. The Board examined the total expense ratio less 12b-1 plan expenses and noted that the expense ratio less 12b-1 plan expenses remained in the fourth quartile. The Board also considered the Fund's management fee rates as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds. With respect to other comparable Scudder Funds, the Board considered differences in fund and fee structures among the various legacy organizations.

In light of the fourth quartile ranking of expenses, the Board recommended that total expenses (less 12b-1 plan expenses) be capped at a level within the third quartile. On the basis of the information provided, the Board concluded that management fees, coupled with the Advisor's agreement to cap expenses as recommended, were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that, although the Portfolio's total expense ratio was above the median of the peer universe, such ratio (after the recommended expense cap) was within an acceptable range of the peer universe and consistent with reasonable expectations in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the Scudder Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Fund. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. The Board noted that, based on the information provided, the Advisor operated the Fund at a loss.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Fund. The Board noted that the management fee schedule included four breakpoints, designed to share economies of scale with the shareholders. The Board concluded that the management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including fees received by the Advisor for administrative services provided to the Fund and fees received by an affiliate of the Advisor for distribution services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding ongoing inquiries of the Advisor regarding market timing, late trading and other matters by federal and state regulators and private lawsuits on related topics. Among other matters, the Board considered the Advisor's commitment to indemnify the Scudder Funds against regulatory actions or lawsuits arising from such inquiries. The Board also considered management's representation that such actions will not materially impact the Advisor's ability to perform under the Agreement or materially impact the Fund.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

INVESTORS MICHIGAN MUNICIPAL CASH FUND

Board Considerations in Connection with the Annual Review of the Investment Management Agreement

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2005. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. The Board also received extensive information throughout the year regarding performance and operating results of the Fund. After their review of the information received, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund, or approved the investment management agreement for the Fund, knowing that the Advisor managed the Fund and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered Deutsche Bank's commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Fund with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Fund's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer group performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Fund's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Fund's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Fund's management fee rate, operating expenses and total expense ratio, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. ("Lipper"). For purposes of this comparison, the Board relied on historical data compiled by Lipper for the peer funds and the Advisor's estimate of current expenses for the Fund (including the effect of the Fund's then-current expense cap). The information provided to the Board showed that the Fund's management fee rate was below the median of the peer group, and that the Fund's total expense ratio was in the fourth quartile of the peer universe. The Board examined the total expense ratio less 12b-1 plan expenses and noted that the expense ratio less 12b-1 plan expenses remained in the fourth quartile. The Board also considered the Fund's management fee rates as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds. With respect to other comparable Scudder Funds, the Board considered differences in fund and fee structures among the various legacy organizations. The Board took into account the Advisor's commitment to cap total expenses through July 31, 2006.

In light of the fourth quartile ranking of expenses, the Board recommended that total expenses (less 12b-1 plan expenses) be capped at a level within the third quartile. On the basis of the information provided, the Board concluded that management fees, coupled with the Advisor's agreement to cap expenses as recommended, were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that, although the Portfolio's total expense ratio was above the median of the peer universe, such ratio (after the recommended expense cap) was within an acceptable range of the peer universe and consistent with reasonable expectations in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the Scudder Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Fund. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. The Board noted that, based on the information provided, the Advisor operated the Fund at a loss.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Fund. The Board noted that the management fee schedule included four breakpoints, designed to share economies of scale with the shareholders. The Board concluded that the management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including fees received by the Advisor for administrative services provided to the Fund and fees received by an affiliate of the Advisor for distribution services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding ongoing inquiries of the Advisor regarding market timing, late trading and other matters by federal and state regulators and private lawsuits on related topics. Among other matters, the Board considered the Advisor's commitment to indemnify the Scudder Funds against regulatory actions or lawsuits arising from such inquiries. The Board also considered management's representation that such actions will not materially impact the Advisor's ability to perform under the Agreement or materially impact the Fund.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2005

Notes

Notes

Notes

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors Municipal Cash Fund

By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               December 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Investors Municipal Cash Fund

By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               December 2, 2005

By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               December 2, 2005